Trade and Other Receivables	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Trade and Other Receivables	TRADE AND OTHER RECEIVABLES

	Note	December 31, 2023	December 31, 2022
Trade receivables		$9,916	$8,180
VAT receivables(1)		55,251	36,670
Income taxes receivable		7,574	13,167
Receivables from asset sales, net of loss allowance	7(a), 11(a)	—	15,341
Other receivables		9,566	2,745
		$82,307	$76,103
(1)    At December 31, 2023, the Company's VAT receivables primarily comprised $32.1 million (2022 – $27.7 million) and $27.0 million (2022 – $18.6 million) of VAT receivables in Brazil and Mexico, respectively, of which $13.4 million (2022 – $18.8 million) of the Brazilian VAT is included in other non-current assets.
(a)Write-off of receivable from Pilar Gold Inc.
In connection with the sale of Pilar to Pilar Gold Inc. (“PGI”) in April 2021 and pursuant to an amending agreement entered into by the Company and PGI on November 30, 2021, the Company had a note receivable due from PGI on November 30, 2023. The note receivable was subject to an annual interest rate of 5%, compounded monthly. At December 31, 2022, the carrying amount of the note receivable, net of the allowance for expected credit losses, included in trade and other receivables was $8.8 million. The carrying amount was being accreted over the term of the note receivable using the effective interest method with an EIR of 15%.
In addition to the note receivable, pursuant to the amending agreements entered into by the Company and PGI on November 30, 2021 and November 18, 2022, PGI agreed to deliver to the Company five quarterly deliveries of 300 ounces of refined gold each, commencing on June 30, 2023. At December 31, 2022, the fair value of the gold deliveries included in current derivative assets was $1.2 million.
At June 30, 2023, due to operational challenges at Pilar, the Company recognized an impairment loss of $9.9 million in other income (expense) to write off the outstanding gross carrying amount of the note receivable and the associated loss allowance for expected credit losses previously recognized. In addition, the Company recognized a loss of $1.2 million on revaluation of the gold deliveries to nil in other income (expense).